American Funds® Global Balanced Fund
Investment portfolio
July 31, 2026
unaudited

Common stocks 60.98% Information technology 14.29%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	14,505,200	$1,088,373
Broadcom, Inc.	2,662,439	1,036,434
NVIDIA Corp.	3,702,315	743,240
Microsoft Corp.	1,421,826	660,751
Apple, Inc.	879,595	271,716
Corning, Inc.	1,816,996	251,200
ASML Holding NV	106,560	176,234
Seagate Technology Holdings PLC	111,300	95,287
Arista Networks, Inc. (a)	486,631	87,764
Halma PLC	1,500,000	71,363
Cisco Systems, Inc.	525,426	60,944
Applied Materials, Inc.	119,998	60,919
SK hynix, Inc.	49,885	60,113
Teradyne, Inc.	153,187	56,325
Quantinuum, Inc., Class A (a)	822,227	42,271
Accenture PLC, Class A	171,573	28,467
		4,791,401
Industrials 8.80%
RTX Corp.	2,295,353	494,006
Union Pacific Corp.	1,194,248	348,876
Hitachi, Ltd.	10,342,600	342,381
Volvo AB, Class B	4,760,513	182,127
BAE Systems PLC	5,790,111	163,408
TransDigm Group, Inc.	106,628	133,752
Rheinmetall AG, non-registered shares	96,862	127,334
ITOCHU Corp.	8,750,000	110,760
Airbus SE, non-registered shares	472,517	110,175
Deutsche Post AG	1,545,565	102,944
General Dynamics Corp.	259,383	99,453
L3Harris Technologies, Inc.	247,297	68,516
Komatsu, Ltd.	1,366,700	60,078
Bouygues SA	964,104	54,209
Bombardier, Inc., Class B (a)	222,301	53,558
Automatic Data Processing, Inc.	194,555	51,841
Rolls-Royce Holdings PLC	2,569,718	50,835
United Rentals, Inc.	45,498	49,104
Caterpillar, Inc.	58,447	47,623
Ryanair Holdings PLC	1,667,726	46,655
Qantas Airways, Ltd.	6,567,745	45,983
Waste Management, Inc.	180,669	40,931
PACCAR, Inc.	298,729	39,635
Safran SA (b)	91,352	35,648
GFL Environmental, Inc., subordinate voting shares	782,998	32,353
American Funds Global Balanced Fund — Page 1 of 34

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Uber Technologies, Inc. (a)	455,198	$32,028
Northrop Grumman Corp.	50,407	27,345
		2,951,558
Financials 8.40%
B3 SA - Brasil, Bolsa, Balcao	108,294,605	336,047
Banco Bilbao Vizcaya Argentaria SA	10,259,632	286,308
JPMorgan Chase & Co.	637,332	224,207
Mizuho Financial Group, Inc.	3,372,300	173,103
ING Groep NV	4,794,581	168,299
Samsung Life Insurance Co., Ltd.	729,274	159,338
Chubb, Ltd.	400,000	140,272
Banco BPM SpA	6,482,521	117,923
Standard Chartered PLC (GBP denominated)	3,720,076	109,700
Zurich Insurance Group AG	136,215	103,756
Munchener Ruckversicherungs-Gesellschaft AG	169,625	102,144
Aviva PLC	10,000,000	93,453
BNP Paribas SA	737,394	93,247
Bajaj Finance, Ltd.	7,500,000	89,703
Apollo Asset Management, Inc.	680,144	85,419
Morgan Stanley	375,609	79,036
Samsung Fire & Marine Insurance Co., Ltd.	151,108	66,985
UniCredit SpA	590,167	55,540
BlackRock, Inc.	50,654	55,233
Mastercard, Inc., Class A	88,752	50,864
AIA Group, Ltd.	5,017,400	50,702
Wells Fargo & Co.	540,015	46,684
U.S. Bancorp	608,354	38,332
Japan Post Bank Co., Ltd.	1,766,300	34,537
Hannover Ruck SE	113,084	32,679
HDFC Bank, Ltd.	3,131,792	24,556
		2,818,067
Health care 6.17%
Eli Lilly and Co.	438,346	503,589
Vertex Pharmaceuticals, Inc. (a)	781,621	372,911
Gilead Sciences, Inc.	1,279,917	166,658
EssilorLuxottica SA	750,000	141,881
Daiichi Sankyo Co., Ltd.	7,500,000	121,029
Abbott Laboratories	1,103,990	116,692
UnitedHealth Group, Inc.	264,082	109,436
Sanofi	939,489	80,679
Medtronic PLC	896,457	76,548
Stryker Corp.	231,286	75,330
Argenx SE, non-registered shares (a)	79,093	67,949
CVS Health Corp.	616,640	64,396
Alnylam Pharmaceuticals, Inc. (a)	269,513	55,390
Molina Healthcare, Inc. (a)	237,437	46,447
BioMarin Pharmaceutical, Inc. (a)	736,542	44,207
GE HealthCare Technologies, Inc.	359,085	24,425
		2,067,567
American Funds Global Balanced Fund — Page 2 of 34

unaudited
Common stocks (continued) Materials 4.89%	Shares	Value (000)
Grupo Mexico, SAB de CV, Series B	20,000,000	$239,868
Franco-Nevada Corp.	641,787	136,650
Franco-Nevada Corp. (CAD denominated)	203,416	43,276
Linde PLC	315,174	150,773
Vale SA, ordinary nominative shares	5,046,916	75,946
Vale SA (ADR), ordinary nominative shares	3,691,051	55,587
Lundin Gold, Inc.	2,250,000	125,978
Anglo American PLC	2,500,000	125,779
Smurfit Westrock PLC	2,707,562	124,467
Newmont Corp.	1,303,355	122,137
Freeport-McMoRan, Inc.	1,823,875	114,229
Lundin Mining Corp.	4,000,000	99,041
Air Products and Chemicals, Inc.	314,807	92,833
Southern Copper Corp.	271,265	49,563
Air Liquide SA	176,438	34,735
Agnico Eagle Mines, Ltd. (CAD denominated)	238,996	34,697
Celanese Corp.	310,825	13,900
		1,639,459
Utilities 4.74%
Dominion Energy, Inc.	5,470,774	378,413
Constellation Energy Corp.	749,712	196,987
DTE Energy Co.	1,217,811	172,771
National Grid PLC	8,500,000	136,325
Duke Energy Corp.	963,219	120,816
Power Grid Corp. of India, Ltd.	40,000,000	119,164
Pinnacle West Capital Corp.	1,072,251	108,287
Xcel Energy, Inc.	1,266,929	99,074
E.ON SE	4,583,192	98,911
CenterPoint Energy, Inc.	2,000,000	84,080
NextEra Energy, Inc.	450,096	39,122
Engie SA	1,125,890	35,197
		1,589,147
Communication services 3.83%
Alphabet, Inc., Class A	1,469,108	523,193
Alphabet, Inc., Class C	643,052	229,345
AT&T, Inc.	7,939,524	184,594
Meta Platforms, Inc., Class A	303,823	169,141
Comcast Corp., Class A	2,791,776	66,891
Omnicom Group, Inc.	814,397	64,093
Netflix, Inc. (a)	614,230	44,047
Versant Media Group, Inc., Class A	111,671	4,019
		1,285,323
Consumer discretionary 3.66%
Amazon.com, Inc. (a)	1,203,085	326,734
Compagnie Generale des Etablissements Michelin	5,722,992	230,783
Starbucks Corp.	1,521,631	160,152
Midea Group Co., Ltd., Class A	11,307,578	146,800
Compagnie Financiere Richemont SA, Class A	443,926	104,825
Maruti Suzuki India, Ltd.	642,823	95,896
Royal Caribbean Cruises, Ltd.	240,558	76,570
American Funds Global Balanced Fund — Page 3 of 34

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Viking Holdings, Ltd. (a)	487,612	$50,882
Accor SA	699,586	36,222
		1,228,864
Consumer staples 3.28%
Philip Morris International, Inc.	1,963,557	374,686
Imperial Brands PLC	7,322,616	278,801
British American Tobacco PLC	3,371,985	207,688
Altria Group, Inc.	1,636,108	111,795
Nestle SA	668,117	66,948
Sysco Corp.	702,095	59,846
		1,099,764
Energy 2.92%
Canadian Natural Resources, Ltd. (CAD denominated)	9,904,809	471,836
EOG Resources, Inc.	1,000,000	148,690
Shell PLC (GBP denominated)	3,116,020	142,094
Chevron Corp.	464,155	91,359
Baker Hughes Co., Class A	749,418	45,332
Expand Energy Corp.	470,857	44,275
Cameco Corp. (CAD denominated)	392,605	33,882
		977,468
Total common stocks (cost: $13,064,116,000)		20,448,618
Preferred securities 0.29% Financials 0.29%
Itau Unibanco Holding SA (ADR), preferred nominative shares	11,518,316	97,445
Total preferred securities (cost: $105,376,000)		97,445
Convertible stocks 0.59% Communication services 0.32%
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	1,075,500	53,990
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	1,075,500	53,947
Utilities 0.27%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	1,842,800	90,168
Total convertible stocks (cost: $190,408,000)		198,105
Bonds, notes & other debt instruments 31.19% U.S. Treasury bonds & notes 10.38% U.S. Treasury 9.87%	Principal amount (000)
U.S. Treasury 3.75% 8/31/2026	USD40,780	40,780
U.S. Treasury 4.25% 12/31/2026	231	231
U.S. Treasury 4.50% 4/15/2027	77,457	77,696
U.S. Treasury 3.75% 4/30/2027	5,939	5,925
U.S. Treasury 3.875% 5/31/2027	20,639	20,601
U.S. Treasury 3.75% 6/30/2027	5,140	5,123
U.S. Treasury 3.875% 7/31/2027	114,036	113,709
American Funds Global Balanced Fund — Page 4 of 34

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.625% 8/31/2027 (c)	USD337,000	$335,045
U.S. Treasury 3.50% 9/30/2027	4,170	4,138
U.S. Treasury 3.375% 11/30/2027	13	13
U.S. Treasury 3.50% 1/31/2028	776	768
U.S. Treasury 4.00% 2/29/2028	2,481	2,472
U.S. Treasury 4.00% 6/30/2028 (c)	300,000	298,523
U.S. Treasury 4.125% 6/30/2028 (b)	43,114	43,005
U.S. Treasury 4.375% 8/31/2028	94,464	94,634
U.S. Treasury 4.625% 9/30/2028	125,500	126,348
U.S. Treasury 4.00% 1/31/2029	3,231	3,207
U.S. Treasury 4.125% 3/31/2029	54,850	54,584
U.S. Treasury 4.625% 4/30/2029	19,300	19,449
U.S. Treasury 4.125% 7/15/2029	199,371	198,265
U.S. Treasury 3.625% 8/31/2029	25,480	24,959
U.S. Treasury 3.50% 9/30/2029	50,010	48,775
U.S. Treasury 4.00% 2/28/2030	73,000	72,125
U.S. Treasury 4.00% 5/31/2030	25,580	25,237
U.S. Treasury 3.875% 6/30/2030	210,887	207,032
U.S. Treasury 3.875% 7/31/2030	39,508	38,769
U.S. Treasury 3.625% 8/31/2030	20,029	19,455
U.S. Treasury 3.625% 9/30/2030	1,999	1,941
U.S. Treasury 3.625% 10/31/2030	20,150	19,548
U.S. Treasury 3.75% 1/31/2031	4,736	4,609
U.S. Treasury 3.875% 3/31/2031	60,162	58,806
U.S. Treasury 3.875% 4/30/2031	54,181	52,937
U.S. Treasury 4.125% 6/30/2031 (b)	264,903	261,467
U.S. Treasury 4.375% 7/31/2031	250,658	250,119
U.S. Treasury 1.875% 2/15/2032	30,345	26,510
U.S. Treasury 2.875% 5/15/2032	83,360	76,564
U.S. Treasury 4.125% 11/15/2032	7,247	7,092
U.S. Treasury 3.875% 8/15/2033	27,488	26,350
U.S. Treasury 4.50% 11/15/2033	3,714	3,696
U.S. Treasury 4.375% 5/15/2034	32,445	31,943
U.S. Treasury 3.875% 8/15/2034	271	257
U.S. Treasury 4.25% 11/15/2034	1,851	1,801
U.S. Treasury 4.625% 2/15/2035	4,887	4,877
U.S. Treasury 4.25% 5/15/2035	28,506	27,654
U.S. Treasury 4.25% 8/15/2035	79,890	77,368
U.S. Treasury 4.00% 11/15/2035	21,585	20,469
U.S. Treasury 4.125% 2/15/2036	9,477	9,061
U.S. Treasury 4.375% 5/15/2036	249,954	243,451
U.S. Treasury 1.875% 2/15/2041	4	3
U.S. Treasury 2.25% 5/15/2041	3,210	2,255
U.S. Treasury 3.25% 5/15/2042	5	4
U.S. Treasury 3.375% 8/15/2042	60,000	48,159
U.S. Treasury 3.875% 5/15/2043	10,690	9,085
U.S. Treasury 4.75% 11/15/2043	6,794	6,428
U.S. Treasury 1.375% 8/15/2050	880	408
U.S. Treasury 2.25% 2/15/2052	18,500	10,561
U.S. Treasury 3.00% 8/15/2052 (c)	120,365	81,094
U.S. Treasury 4.00% 11/15/2052	21,391	17,431
U.S. Treasury 3.625% 5/15/2053	15,654	11,898
U.S. Treasury 4.75% 11/15/2053	2,743	2,529
U.S. Treasury 4.25% 8/15/2054	12,540	10,654
American Funds Global Balanced Fund — Page 5 of 34

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.50% 11/15/2054	USD12	$11
U.S. Treasury 4.625% 2/15/2055	546	494
U.S. Treasury 4.75% 5/15/2055	10,050	9,281
U.S. Treasury 4.625% 11/15/2055	8,741	7,912
U.S. Treasury 4.75% 2/15/2056	3,530	3,263
		3,308,858
U.S. Treasury inflation-protected securities 0.51%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027 (d)	25,827	25,333
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (d)	4,193	4,217
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (d)	19,742	9,805
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (c)(d)	88,484	77,269
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (c)(d)	63,183	55,242
		171,866
Total U.S. Treasury bonds & notes		3,480,724
Bonds & notes of governments & government agencies outside the U.S. 9.76% Japan 1.68%
Japan, Series 151, 0.005% 3/20/2027	JPY831,600	5,191
Japan, Series 346, 0.10% 3/20/2027	11,295,600	70,558
Japan, Series 474, 0.70% 7/1/2027	191,900	1,200
Japan, Series 352, 0.10% 9/20/2028	5,479,850	33,418
Japan, Series 363, 0.10% 6/20/2031	10,914,500	62,513
Japan, Series 145, 1.70% 6/20/2033	1,426,800	8,615
Japan, Series 152, 1.20% 3/20/2035	16,422,900	92,039
Japan, Series 382, 2.40% 3/20/2036	173,900	1,061
Japan, Series 173, 0.40% 6/20/2040	3,136,300	13,417
Japan, Series 176, 0.50% 3/20/2041	4,067,350	17,191
Japan, Series 179, 0.50% 12/20/2041	7,404,100	30,406
Japan, Series 36, 2.00% 3/20/2042	200,000	1,041
Japan, Series 42, 1.70% 3/20/2044	1,425,550	6,775
Japan, Series 192, 2.40% 3/20/2045	13,859,550	72,682
Japan, Series 196, 3.40% 3/20/2046	691,550	4,169
Japan, Series 37, 0.60% 6/20/2050	5,319,450	16,341
Japan, Series 70, 0.70% 3/20/2051	1,770,350	5,451
Japan, Series 74, 1.00% 3/20/2052	75,050	246
Japan, Series 76, 1.40% 9/20/2052	2,924,750	10,653
Japan, Series 77, 1.60% 12/20/2052	4,084,300	15,635
Japan, Series 90, 3.70% 3/20/2056	15,792,400	94,156
		562,758
Supra National 0.82%
European Bank for Reconstruction and Development 6.75% 1/13/2032	INR3,576,700	35,953
European Investment Bank 0.375% 9/15/2027	EUR8,975	10,086
European Investment Bank 6.95% 3/1/2029	INR365,500	3,761
European Investment Bank 0.25% 1/20/2032	EUR38,000	37,577
European Investment Bank 7.40% 10/23/2033	INR1,230,500	12,956
European Investment Bank 2.875% 1/15/2035	EUR2,900	3,240
European Union 0% 6/2/2028	10,920	11,952
European Union 2.50% 10/14/2030	180	203
European Union 2.75% 12/13/2032	4,215	4,726
European Union 3.625% 12/12/2040	98,575	110,150
European Union 4.00% 10/12/2055	20,059	22,092
American Funds Global Balanced Fund — Page 6 of 34

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Supra National (continued)	Principal amount (000)	Value (000)
International Bank for Reconstruction and Development 6.75% 7/13/2029	INR1,555,600	$15,958
International Finance Corp. 0% 4/26/2052	MXN1,265,360	6,838
		275,492
Italy 0.71%
Italy (Republic of) 0.95% 9/15/2027	EUR626	707
Italy (Republic of) 1.35% 4/1/2030	15,565	16,835
Italy (Republic of) 4.40% 5/1/2033	660	798
Italy (Republic of) 4.35% 11/1/2033	63,090	75,901
Italy (Republic of) 4.20% 3/1/2034	64,634	76,937
Italy (Republic of) 3.65% 8/1/2035	20,435	23,180
Italy (Republic of) 4.50% 10/1/2053	14,420	16,199
Italy (Republic of) 4.30% 10/1/2054	14,410	15,626
Italy (Republic of) 4.65% 10/1/2055	11,280	12,876
		239,059
Peru 0.62%
Peru (Republic of) 7.60% 8/12/2039	PEN654,821	206,716
United Kingdom 0.59%
United Kingdom 1.25% 7/22/2027	GBP7,940	10,403
United Kingdom 4.25% 12/7/2027	8,920	12,018
United Kingdom 4.125% 7/22/2029	6,540	8,725
United Kingdom 0.375% 10/22/2030	33,875	38,548
United Kingdom 4.125% 3/7/2031	11,030	14,582
United Kingdom 0.25% 7/31/2031	1,095	1,198
United Kingdom 1.00% 1/31/2032	2,050	2,278
United Kingdom 4.25% 6/7/2032	5,685	7,507
United Kingdom 3.25% 1/31/2033	38,245	47,261
United Kingdom 4.75% 10/22/2035	400	528
United Kingdom 3.25% 1/22/2044	3,650	3,628
United Kingdom 3.50% 1/22/2045	2,850	2,901
United Kingdom 1.25% 7/31/2051	27,195	14,780
United Kingdom 4.375% 7/31/2054	18,125	19,693
United Kingdom 2.50% 7/22/2065	22,800	15,499
		199,549
France 0.57%
French Republic O.A.T. 0.75% 2/25/2028	EUR2,390	2,666
French Republic O.A.T. 0% 11/25/2029	19,750	20,587
French Republic O.A.T. 0% 11/25/2030	125,260	125,981
French Republic O.A.T. 1.25% 5/25/2034	9,250	8,919
French Republic O.A.T. 3.80% 6/25/2037	10,740	12,144
French Republic O.A.T. 3.25% 5/25/2045	6,700	6,559
French Republic O.A.T. 3.00% 5/25/2054	310	264
French Republic O.A.T. 3.75% 5/25/2056	14,310	13,942
		191,062
China 0.55%
Agricultural Development Bank of China 3.75% 1/25/2029	CNY1,030	161
China (People’s Republic of), Series INBK, 3.29% 5/23/2029	100	16
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	162,510	25,267
China (People’s Republic of), Series INBK, 1.63% 10/25/2030	132,370	19,804
American Funds Global Balanced Fund — Page 7 of 34

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) China (continued)	Principal amount (000)	Value (000)
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	CNY130,580	$20,369
China (People’s Republic of), Series INBK, 3.81% 9/14/2050	2,640	512
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	40,000	7,149
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	99,430	13,937
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	194,070	29,029
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	181,600	27,414
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	128,750	20,064
China Development Bank Corp., Series 2109, 3.09% 8/9/2028	136,660	20,906
China Development Bank Corp., Series 2005, 3.07% 3/10/2030	2,860	447
		185,075
Brazil 0.49%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL150,951	27,551
Brazil (Federative Republic of) 10.00% 1/1/2031	291,765	49,903
Brazil (Federative Republic of) 10.00% 1/1/2035	389,559	60,522
Brazil (Federative Republic of) 6.00% 8/15/2040 (d)	14,223	2,379
Brazil (Federative Republic of) 6.00% 8/15/2050 (d)	132,175	21,432
Brazil (Federative Republic of) 6.00% 8/15/2060 (d)	14,175	2,274
		164,061
Germany 0.45%
Germany (Federal Republic of) 0% 4/16/2027	EUR2,390	2,708
Germany (Federal Republic of) 0% 8/15/2030	43,265	44,568
Germany (Federal Republic of) 2.50% 4/16/2031	27,790	31,476
Germany (Federal Republic of) 2.20% 2/15/2034	13,050	14,187
Germany (Federal Republic of) 2.90% 2/15/2036	5,240	5,913
Germany (Federal Republic of) 1.00% 5/15/2038	15,065	13,468
Germany (Federal Republic of) 0% 8/15/2050	14,895	7,207
Germany (Federal Republic of) 0% 8/15/2052	1,860	837
Germany (Federal Republic of), Series 191, 2.40% 4/18/2030	27,640	31,366
		151,730
South Korea 0.44%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW26,409,910	18,248
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	123,216,850	86,894
South Korea (Republic of), Series 3312, 4.125% 12/10/2033	18,075,610	12,619
South Korea (Republic of), Series 3512, 3.25% 12/10/2035	46,091,240	29,823
		147,584
Hungary 0.41%
Hungary (Republic of) 3.00% 8/21/2030	HUF40,062,840	115,523
Hungary (Republic of) 3.00% 4/25/2041	7,446,790	17,610
Magyar Export-Import Bank 6.00% 5/16/2029	EUR3,665	4,473
		137,606
Colombia 0.40%
Colombia (Republic of) 7.375% 4/25/2030	USD15,198	15,927
Colombia (Republic of) 3.125% 4/15/2031	465	410
Colombia (Republic of) 8.00% 4/20/2033	93,240	100,792
Colombia (Republic of), Series B, 12.00% 3/13/2058	COP53,408,100	16,676
		133,805
American Funds Global Balanced Fund — Page 8 of 34

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Spain 0.38%	Principal amount (000)	Value (000)
Spain (Kingdom of) 0% 1/31/2027	EUR920	$1,048
Spain (Kingdom of) 0.80% 7/30/2027	23,070	26,107
Spain (Kingdom of) 1.45% 4/30/2029	5,780	6,420
Spain (Kingdom of) 0.50% 10/31/2031	14,540	14,681
Spain (Kingdom of) 3.15% 4/30/2033	9,887	11,308
Spain (Kingdom of) 3.55% 10/31/2033	18,184	21,238
Spain (Kingdom of) 3.25% 4/30/2034	6,080	6,941
Spain (Kingdom of) 3.45% 10/31/2034	9,130	10,531
Spain (Kingdom of) 3.30% 4/30/2036	6,200	6,989
Spain (Kingdom of) 3.40% 10/31/2036	17,124	19,364
Spain (Kingdom of) 2.70% 10/31/2048	2,940	2,680
		127,307
Australia 0.35%
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	AUD30,660	17,975
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	59,670	39,150
Australia (Commonwealth of), Series 144, 3.75% 4/21/2037	8,612	5,446
New South Wales Treasury Corp. 5.25% 10/17/2034	40,383	28,291
New South Wales Treasury Corp. 4.25% 2/20/2036	22,304	14,268
Treasury Corp. of Victoria 3.625% 9/29/2040	EUR9,965	11,107
		116,237
Canada 0.31%
Canada (Government of) 3.50% 3/1/2028	CAD72,153	51,964
Canada (Government of) 2.00% 6/1/2032	810	537
Canada (Government of) 2.75% 12/1/2048	9,900	5,788
Ontario (Province of) 4.05% 4/16/2031	USD10,460	10,263
Quebec (Province of) 4.375% 7/2/2031	GBP23,009	30,481
Saskatchewan (Province of) 3.05% 12/2/2028	CAD8,000	5,711
		104,744
Greece 0.18%
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR4,850	5,263
Greece (Hellenic Republic of) 3.375% 6/16/2036	14,655	16,207
Greece (Hellenic Republic of) 1.875% 1/24/2052	686	480
Greece (Hellenic Republic of) 4.125% 6/15/2054	34,750	37,397
		59,347
Indonesia 0.14%
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY1,000,000	6,245
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	2,200,000	13,416
Indonesia (Republic of), Series FR96, 7.00% 2/15/2033	IDR248,331,000	13,520
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	144,009,000	7,638
Indonesia (Republic of), Series 103, 6.75% 7/15/2035	87,430,000	4,672
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030 (e)	USD1,580	1,576
		47,067
Austria 0.10%
Austria (Republic of) 0% 2/20/2031	EUR33,610	33,821
Portugal 0.10%
Portugal (Republic of), Series 11Y, 0.475% 10/18/2030	13,170	13,714
Portugal (Republic of), Series 10Y, 3.25% 6/13/2036	11,830	13,336
American Funds Global Balanced Fund — Page 9 of 34

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Portugal (continued)	Principal amount (000)	Value (000)
Portugal (Republic of), Series 15Y, 3.50% 6/18/2038	EUR455	$516
Portugal (Republic of), Series 15Y, 3.375% 6/15/2040	25	27
Portugal (Republic of), Series 30Y, 3.625% 6/12/2054	4,545	4,785
		32,378
Czech Republic 0.10%
Czech Republic, Series 154, 4.50% 11/11/2032	CZK685,170	32,322
Belgium 0.09%
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	EUR15,660	17,637
Belgium (Kingdom of), Series 106, 3.40% 6/22/2036	12,495	14,029
		31,666
South Africa 0.05%
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	ZAR313,130	18,654
Mexico 0.05%
United Mexican States 4.75% 4/27/2032	USD425	404
United Mexican States 6.125% 2/9/2038	8,289	7,926
United Mexican States 6.338% 5/4/2053	2,170	1,941
United Mexican States, Series M, 7.50% 6/3/2027	MXN17,133	995
United Mexican States, Series M, 7.75% 5/29/2031	17,452	979
United Mexican States, Series M, 7.50% 5/26/2033	104,000	5,584
		17,829
Estonia 0.04%
Estonia (Republic of) 3.25% 1/17/2034	EUR11,180	12,659
Ireland 0.04%
Ireland (Republic of) 2.60% 10/18/2034	6,830	7,536
Ireland (Republic of) 3.00% 10/18/2043	4,220	4,456
		11,992
Bulgaria 0.03%
Bulgaria (Republic of) 4.50% 1/27/2033	7,280	8,838
Philippines 0.02%
Philippines (Republic of) 0.70% 2/3/2029	4,970	5,337
Poland 0.01%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN16,670	4,213
Serbia 0.01%
Serbia (Republic of) 6.25% 5/26/2028 (e)	USD3,915	3,982
Panama 0.01%
Panama (Republic of) 8.00% 3/1/2038	3,332	3,818
American Funds Global Balanced Fund — Page 10 of 34

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Chile 0.01%	Principal amount (000)	Value (000)
Chile (Republic of) 4.70% 9/1/2030	CLP2,110,000	$2,216
Croatia 0.01%
Croatia (Republic of) 3.25% 2/11/2037	EUR1,750	1,946
Finland 0.00%
Finland (Republic of), Series 10Y, 3.35% 9/15/2036	1,045	1,189
Malaysia 0.00%
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	MYR612	157
Total bonds & notes of governments & government agencies outside the U.S.		3,272,216
Corporate bonds and notes 6.22% Financials 1.94%
200 Park Funding Trust 5.74% 2/15/2055 (e)	USD5,805	5,463
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (f)	EUR17,575	19,258
AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028) (f)	3,310	3,957
American International Group, Inc. 5.45% 5/7/2035	USD5,000	5,006
Athene Holding, Ltd. 6.625% 5/19/2055	5,250	4,933
Banco de Credito del Peru SA 5.80% 3/10/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.24% on 3/10/2030) (f)	678	673
Banco de Credito del Peru SA 6.45% 7/30/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.486% on 7/30/2030) (f)	15,958	16,276
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (f)	EUR6,200	7,349
Banco de Sabadell SA 3.375% 2/18/2033 (1-year EUR-ICE Swap EURIBOR + 1.25% on 2/18/2032) (f)	2,300	2,593
Banco de Sabadell SA 5.125% 6/27/2034 (5-year EUR Mid-Swap + 2.40% on 6/7/2029) (f)	6,600	7,873
Banco Mercantil del Norte SA, 8.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.734% on 1/24/2033) (e)(f)	USD4,880	4,879
Banco Nacional de Comercio Exterior, Sociedad Nacional de Credito, 6.00% 5/14/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.956% on 5/14/2031) (e)(f)	2,210	2,174
Banco Nacional de Mexico SA, 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (e)(f)	8,670	8,551
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (f)	8,470	8,041
Barclays PLC 7.09% 11/6/2029 (1-year GBP-OIS SONIO/N + 2.553% on 11/6/2028) (f)	GBP4,360	6,095
Barclays PLC 4.616% 3/26/2037 (5-year EUR Mid-Swap + 2.05% on 3/26/2032) (f)	EUR15,895	18,598
BBVA Bancomer SA 5.125% 1/18/2033 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 1/17/2028) (f)	USD5,225	5,088
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (f)	25,343	27,178
BNP Paribas SA 1.625% 7/2/2031	EUR10,700	11,091
BPCE SA 4.50% 1/13/2033	8,400	9,934
BPCE SA 3.625% 10/1/2033 (3-month EUR-EURIBOR + 1.20% on 10/1/2032) (f)	13,100	14,735
BPCE SA 5.125% 1/25/2035 (5-year EUR Mid-Swap + 2.50% on 1/25/2030) (f)	9,300	11,093
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (e)(f)	USD14,421	13,797
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (e)(f)	6,150	6,280
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (e)(f)	418	426
CaixaBank SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (f)	EUR17,600	20,571
CaixaBank SA 3.875% 1/20/2037 (3-month EUR-EURIBOR + 1.08% on 1/20/2036) (f)	4,400	4,999
CaixaBank SA 5.402% 4/22/2037 (USD-SOFR + 1.53% on 4/22/2036) (e)(f)	USD2,500	2,427
Chubb INA Holdings, LLC 5.30% 5/20/2036	10,100	10,004
American Funds Global Balanced Fund — Page 11 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Chubb INA Holdings, LLC 4.35% 11/3/2045	USD665	$546
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (f)	200	198
Commerzbank Aktiengesellschaft 4.00% 7/16/2032 (3-month EUR-EURIBOR + 1.25% on 7/16/2031) (f)	EUR9,400	10,941
Corebridge Financial, Inc. 3.90% 4/5/2032	USD5,290	4,912
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (f)	9,860	9,794
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (f)	EUR14,000	15,207
Deutsche Bank AG 1.375% 2/17/2032 (3-month EUR-EURIBOR + 1.50% on 2/17/2031) (f)	13,900	14,467
Deutsche Bank AG, 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (f)	USD5,377	5,314
Deutsche Bank AG 4.45% 5/15/2041 (5-year EUR-ICE Swap EURIBOR + 1.55% on 5/15/2036) (f)	EUR9,800	11,048
DNB Bank ASA 4.00% 8/17/2027 (1-year GBP-GILT + 2.15% on 8/17/2026) (f)	GBP4,310	5,808
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (f)	EUR6,165	7,380
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (f)	USD460	455
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (f)	2,520	2,566
Goldman Sachs Group, Inc. 4.516% 1/21/2032 (USD-SOFR + 0.96% on 1/21/2031 (f)	8,525	8,276
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (f)	557	550
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (f)	11,230	10,700
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (f)	20,530	21,172
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028) (f)	2,600	2,589
HSBC Holdings PLC 4.95% 3/31/2030	1,200	1,202
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (f)	13,560	13,258
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (f)	19,613	21,424
HSBC Holdings PLC 4.599% 3/22/2035 (5-year EUR-ICE Swap EURIBOR + 1.85% on 3/22/2030) (f)	EUR11,870	13,974
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (f)	6,400	7,960
Intesa Sanpaolo SpA 6.50% 3/14/2029 (1-year GBP-ICE Swap SONIA + 2.594% on 3/14/2028) (f)	GBP2,945	4,056
Intesa Sanpaolo SpA 4.271% 11/14/2036 (5-year EUR Mid-Swap + 1.95% on 11/14/2031) (f)	EUR9,650	11,175
Intesa Sanpaolo SpA 6.005% 6/29/2037 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 6/29/2036) (e)(f)	USD4,400	4,320
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028) (f)	4,520	4,568
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (f)	4,500	4,455
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (f)	8,030	8,071
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (f)	355	337
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (f)	4,525	4,319
KBC Groep NV 4.75% 4/17/2035 (5-year EUR Mid-Swap + 2.25% on 4/17/2030) (f)	EUR9,500	11,255
KfW 2.375% 6/29/2029	125	142
Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031) (f)	1,472	1,709
Lloyds Banking Group PLC 4.00% 5/9/2035 (5-year EUR-ICE Swap EURIBOR + 1.90% on 5/9/2030) (f)	11,690	13,487
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	USD5,500	4,947
Mastercard, Inc. 2.00% 11/18/2031	8,291	7,242
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (f)	7,610	7,756
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (f)	12,080	12,285
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (f)	2,586	2,600
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (f)	530	514
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (f)	2,380	2,311
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (f)	500	431
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (f)	EUR8,730	9,412
NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027) (f)	700	790
New York Life Global Funding 1.20% 8/7/2030 (e)	USD6,520	5,664
New York Life Global Funding 5.00% 1/9/2034 (e)	780	766
New York Life Insurance Co. 3.75% 5/15/2050 (e)	1,261	888
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (f)	4,805	5,212
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (f)	1,375	1,390
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	19,640	19,702
Santander Holdings USA, Inc. 3.244% 10/5/2026	7,400	7,389
American Funds Global Balanced Fund — Page 12 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Standard Chartered PLC 5.244% 5/13/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 5/13/2030) (e)(f)	USD22,090	$22,199
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029) (e)(f)	1,000	991
Toronto-Dominion Bank (The) 4.808% 6/3/2030	4,880	4,871
UniCredit SpA 3.776% 4/16/2032 (3-month EUR-EURIBOR + 0.95% on 4/16/2031) (f)	EUR9,070	10,434
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (f)(g)	6,210	7,203
		651,974
Utilities 0.88%
Alfa Transmisora De Energia SA 4.55% 9/27/2051	USD7,014	5,466
Amprion Gmbh 3.971% 9/22/2032	EUR5,400	6,296
Berkshire Hathaway Energy Co. 2.85% 5/15/2051	USD1,142	662
Consumers Energy Co. 3.60% 8/15/2032	10,665	9,919
Consumers Energy Co. 5.05% 5/15/2035	3,605	3,539
Consumers Energy Co. 5.125% 5/1/2036	13,700	13,440
Duke Energy Corp. 3.75% 4/1/2031	EUR6,870	7,924
E.ON SE 1.625% 3/29/2031	13,370	14,215
Edison International 5.25% 11/15/2028	USD628	628
Edison International 5.45% 6/15/2029	150	151
Edison International 6.95% 11/15/2029	579	602
Edison International 6.25% 3/15/2030	2,693	2,757
Electricite de France SA 4.25% 1/25/2032	EUR6,400	7,583
Electricite de France SA 4.00% 5/7/2037	6,900	7,785
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (f)	15,600	17,606
Electricite de France SA 2.875% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.373% on 3/15/2027) (f)	800	919
Electricite de France SA 3.375% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.97% on 9/15/2030) (f)	12,800	14,043
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (f)	2,200	2,693
Enel Finance International NV 2.125% 7/12/2028 (e)	USD9,491	9,035
Enel SpA, 4.125% perpetual bonds, (5-year EUR Mid-Swap + 1.658% on 1/14/2032) (f)	EUR13,435	15,109
Enfragen Energia Sur SA 5.375% 12/30/2030	USD10,670	10,044
Enfragen Energia Sur SA 8.499% 6/30/2032	4,197	4,354
Enfragen Energia Sur SA 8.499% 6/30/2032 (e)	580	602
Engie SA 7.00% 10/30/2028	GBP2,850	4,010
Engie SA 4.00% 1/11/2035	EUR3,100	3,573
Eversource Energy 1.40% 8/15/2026	USD425	425
Generadora de Gatun SA 6.874% 9/30/2044 (e)	37,010	37,102
Grupo Energia Bogota SA ESP 4.875% 5/15/2030 (e)	3,590	3,485
Interstate Power and Light Co. 2.30% 6/1/2030	2,650	2,410
NextEra Energy Capital Holdings, Inc. 2.989% 2/10/2030	EUR2,085	2,361
NextEra Energy Capital Holdings, Inc. 3.624% 2/10/2034	2,490	2,805
NGG Finance PLC, junior subordinated, 2.125% 9/5/2082 (5-year EUR Mid-Swap + 2.532% on 9/5/2027) (f)	15,310	17,386
Pacific Gas and Electric Co. 4.65% 8/1/2028	USD1,049	1,046
Pacific Gas and Electric Co. 4.55% 7/1/2030	1,267	1,239
Pacific Gas and Electric Co. 6.15% 1/15/2033	53	55
Pacific Gas and Electric Co. 6.00% 8/15/2035	125	127
Pacific Gas and Electric Co. 4.95% 7/1/2050	1,378	1,112
Pacific Gas and Electric Co. 3.50% 8/1/2050	7,757	4,966
PacifiCorp 5.30% 2/15/2031	60	60
PacifiCorp 5.80% 4/15/2036	3,915	3,929
American Funds Global Balanced Fund — Page 13 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
PacifiCorp 5.80% 1/15/2055	USD10,195	$9,219
Public Service Co. of Colorado 2.70% 1/15/2051	5,960	3,423
Severn Trent Utilities Finance PLC 3.875% 8/4/2035	EUR300	337
Severn Trent Utilities Finance PLC 3.875% 8/4/2037	3,130	3,451
Southern California Edison Co. 2.85% 8/1/2029	USD525	495
Southern California Edison Co. 5.45% 3/1/2035	120	118
Southern California Edison Co. 5.90% 3/1/2055	600	551
SP Transmission PLC 2.00% 11/13/2031	GBP3,770	4,336
TenneT Netherlands BV 3.25% 4/1/2036	EUR9,200	10,444
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	USD2,085	1,964
Veolia Environnement SA, 2.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.081% on 2/15/2028) (f)	EUR12,500	14,036
Xcel Energy, Inc. 3.35% 12/1/2026	USD4,902	4,886
		294,723
Energy 0.72%
Cenovus Energy, Inc. 5.40% 6/15/2047	523	467
Ecopetrol SA 8.625% 1/19/2029	22,380	23,741
Empresa Nacional del Petroleo 5.95% 7/30/2034 (e)	5,855	5,885
Enterprise Products Operating, LLC 4.95% 2/15/2035	1,650	1,609
Esentia Energy Development, SAB de CV, 6.125% 7/30/2033 (e)	6,141	6,024
Esentia Energy Development, SAB de CV, 6.50% 7/30/2038 (e)	5,982	5,729
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (e)	14,695	14,611
Oleoducto Central SA 4.00% 7/14/2027	1,723	1,703
Petroleos Mexicanos 7.47% 11/12/2026	MXN178,293	10,264
Petroleos Mexicanos 6.84% 1/23/2030	USD143,205	145,463
Petroleos Mexicanos 6.95% 1/28/2060	5,395	4,356
Raizen Fuels Finance SA 6.45% 3/5/2034 (e)	8,145	4,352
Raizen Fuels Finance SA 6.95% 3/5/2054 (e)	1,040	554
Schlumberger Investment SA 4.55% 5/7/2031	2,313	2,280
Schlumberger Investment SA 5.15% 5/7/2036	5,497	5,381
Shell Finance US, Inc. 2.375% 11/7/2029	2,060	1,921
TotalEnergies Capital SA 5.488% 4/5/2054	5,640	5,198
		239,538
Communication services 0.62%
Alphabet, Inc. 3.45% 5/11/2032	EUR6,162	7,057
America Movil, SAB de CV, 10.125% 1/22/2029	MXN631,090	37,946
America Movil, SAB de CV, 9.50% 1/27/2031	177,880	10,489
America Movil, SAB de CV, 10.30% 1/30/2034	60,460	3,634
AT&T, Inc. 2.30% 6/1/2027	USD1,000	982
AT&T, Inc. 2.75% 6/1/2031	2,525	2,274
AT&T, Inc. 2.05% 5/19/2032	EUR3,440	3,595
AT&T, Inc. 5.20% 11/18/2033	GBP6,395	8,294
AT&T, Inc. 4.30% 11/18/2034	EUR1,410	1,638
AT&T, Inc. 3.50% 9/15/2053	USD652	394
CCO Holdings, LLC 4.25% 1/15/2034 (e)	26,475	21,644
CCO Holdings, LLC 7.375% 2/1/2036 (e)	22,945	21,844
Charter Communications Operating, LLC 6.55% 6/1/2034	1,955	1,934
Charter Communications Operating, LLC 5.85% 12/1/2035	14,958	13,975
Charter Communications Operating, LLC 4.80% 3/1/2050	3,644	2,551
Charter Communications Operating, LLC 5.25% 4/1/2053	4,457	3,278
Charter Communications Operating, LLC 6.70% 12/1/2055	3,250	2,871
Comcast Corp. 0.25% 9/14/2029	EUR14,155	14,876
American Funds Global Balanced Fund — Page 14 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD1,710	$2,059
Orange 3.625% 11/16/2031	EUR5,000	5,765
Orange 5.625% 1/23/2034	GBP5,870	7,931
Orange 5.375% 11/22/2050	2,000	2,273
Tencent Holdings, Ltd. 2.39% 6/3/2030 (e)	USD3,954	3,651
T-Mobile USA, Inc. 2.05% 2/15/2028	2,500	2,403
T-Mobile USA, Inc. 3.875% 4/15/2030	400	384
T-Mobile USA, Inc. 2.55% 2/15/2031	3,900	3,499
T-Mobile USA, Inc. 3.15% 2/11/2032	EUR200	224
T-Mobile USA, Inc. 3.70% 5/8/2032	2,590	2,970
T-Mobile USA, Inc. 5.15% 4/15/2034	USD7,546	7,385
Verizon Communications, Inc. 0.375% 3/22/2029	EUR630	674
Verizon Communications, Inc. 0.75% 3/22/2032	4,480	4,365
Verizon Communications, Inc. 4.78% 2/15/2035	USD5,560	5,255
		208,114
Industrials 0.52%
Boeing Co. (The) 6.298% 5/1/2029	6,310	6,538
Boeing Co. (The) 6.528% 5/1/2034	39,400	42,211
Canadian Pacific Railway Co. 5.20% 3/30/2035	10,000	9,930
Canadian Pacific Railway Co. 3.00% 12/2/2041	3,453	2,477
Canadian Pacific Railway Co. 3.10% 12/2/2051	10,761	6,728
Carrier Global Corp. 2.493% 2/15/2027	277	274
Eaton Capital Unlimited Co. 3.55% 3/10/2034	EUR130	147
Eaton Capital Unlimited Co. 3.802% 5/21/2036	10,190	11,573
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/2035	USD4,050	3,803
Holding Dinfrastructures de Transport Sas 3.375% 4/21/2029	EUR15,400	17,703
Hubbell, Inc. 5.15% 6/15/2036	USD5,200	5,056
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (e)	14,783	14,686
Norfolk Southern Corp. 4.55% 6/1/2053	11,000	8,790
Norfolk Southern Corp. 5.35% 8/1/2054	300	270
RTX Corp. 4.125% 11/16/2028	5,000	4,948
RTX Corp. 6.10% 3/15/2034	3,535	3,728
RTX Corp. 4.50% 6/1/2042	4,335	3,738
Sumisho Air Lease Corp. 4.50% 3/24/2029 (e)	6,405	6,330
Sumisho Air Lease Corp. 4.85% 3/24/2031 (e)	7,325	7,193
Tyco Electronics Group SA 4.875% 2/9/2036	14,180	13,589
Veralto Corp. 4.15% 9/19/2031	EUR1,850	2,169
Veralto Corp. 5.45% 9/18/2033	USD3,620	3,652
		175,533
Health care 0.43%
Abbott Laboratories 3.75% 11/30/2026	1,133	1,132
Abbott Laboratories 4.65% 3/15/2036	5,200	4,942
Abbott Laboratories 5.50% 3/15/2056	3,700	3,451
AbbVie, Inc. 5.05% 3/15/2034	100	99
AbbVie, Inc. 4.50% 5/14/2035	7,000	6,619
AbbVie, Inc. 4.75% 3/15/2036	5,257	5,032
AbbVie, Inc. 5.35% 3/15/2044	25	23
AbbVie, Inc. 5.40% 3/15/2054	200	183
AbbVie, Inc. 5.50% 3/15/2064	75	68
Amgen, Inc. 3.35% 2/22/2032	6,000	5,511
Amgen, Inc. 4.20% 3/1/2033	800	758
Amgen, Inc. 5.25% 3/2/2033	10,792	10,819
American Funds Global Balanced Fund — Page 15 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Amgen, Inc. 5.65% 3/2/2053	USD10,481	$9,749
AstraZeneca Finance, LLC 2.25% 5/28/2031	4,757	4,228
Baxter International, Inc. 5.65% 12/15/2035	5,300	5,182
Bayer US Finance, LLC 5.625% 7/20/2036 (e)	5,200	5,109
Becton Dickinson Euro Finance SARL 3.855% 5/20/2033	EUR4,500	5,156
Becton, Dickinson and Co. 4.298% 8/22/2032	USD400	384
Boston Scientific Corp. 2.65% 6/1/2030	5,500	5,080
Bristol-Myers Squibb Co. 5.20% 2/22/2034	5,000	5,023
Bristol-Myers Squibb Co. 5.55% 2/22/2054	3,700	3,439
CVS Health Corp. 5.40% 6/1/2029	8,600	8,738
Danaher Corp. 3.625% 4/29/2034	EUR2,015	2,295
Elevance Health, Inc. 5.00% 1/15/2036	USD5,250	5,050
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	2,175	2,177
Humana, Inc. 5.55% 5/1/2035	5,000	4,917
Novo Nordisk Finance (Netherlands) BV 3.25% 1/21/2031	EUR4,400	5,042
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	USD13,681	13,359
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	5,752	5,163
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	3,502	3,080
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	21	21
Stryker Corp. 0.75% 3/1/2029	EUR2,440	2,642
Stryker Corp. 1.00% 12/3/2031	4,000	4,044
Stryker Corp. 5.20% 2/10/2035	USD805	799
Takeda Pharmaceutical Co., Ltd. 0.75% 7/9/2027	EUR1,984	2,244
UnitedHealth Group, Inc. 5.625% 7/15/2054	USD3,800	3,542
		145,100
Consumer staples 0.38%
Altria Group, Inc. 2.20% 6/15/2027	EUR6,300	7,214
BAT Capital Corp. 3.215% 9/6/2026	USD2,181	2,179
BAT Capital Corp. 3.557% 8/15/2027	2,610	2,585
BAT Capital Corp. 3.462% 9/6/2029	2,625	2,524
BAT Capital Corp. 5.625% 8/15/2035	39,686	40,310
Coca-Cola Co. 1.25% 3/8/2031	EUR5,900	6,201
Coca-Cola Co. 4.65% 8/14/2034	USD4,037	3,978
Coca-Cola Co. 3.75% 8/15/2053	EUR2,095	2,136
Mars, Inc. 5.20% 3/1/2035 (e)	USD6,870	6,778
Minerva Luxembourg SA 8.875% 9/13/2033	11,430	11,839
Philip Morris International, Inc. 2.75% 6/6/2029	EUR525	596
Philip Morris International, Inc. 2.10% 5/1/2030	USD2,078	1,884
Philip Morris International, Inc. 4.00% 10/29/2030	241	233
Philip Morris International, Inc. 5.75% 11/17/2032	34,898	36,121
Philip Morris International, Inc. 4.125% 3/4/2043	819	661
Philip Morris International, Inc. 4.875% 11/15/2043	1,081	951
		126,190
Consumer discretionary 0.33%
Amazon.com, Inc. 4.55% 3/13/2033	206	199
Amazon.com, Inc. 2.50% 6/3/2050	4,165	2,235
BMW International Investment BV 4.75% 9/4/2030	GBP6,200	8,250
BMW US Capital, LLC 1.25% 8/12/2026 (e)	USD325	325
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034 (e)	1,637	1,625
Ford Motor Credit Co., LLC 3.622% 7/27/2028	EUR3,615	4,166
Ford Motor Credit Co., LLC 5.42% 4/9/2031	USD330	325
Ford Motor Credit Co., LLC 4.448% 9/16/2032	EUR6,200	7,139
American Funds Global Balanced Fund — Page 16 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 4.087% 2/17/2033	EUR4,300	$4,812
Ford Motor Credit Co., LLC 6.50% 2/7/2035	USD5,210	5,272
General Motors Financial Co., Inc. 2.40% 4/10/2028	9,800	9,431
General Motors Financial Co., Inc. 3.70% 7/14/2031 (g)	EUR19,570	22,365
General Motors Financial Co., Inc. 6.15% 7/15/2035	USD400	409
Hyundai Capital America 1.65% 9/17/2026 (e)	275	274
Hyundai Capital America 2.375% 10/15/2027 (e)	4,619	4,494
Hyundai Capital America 2.00% 6/15/2028 (e)	3,275	3,110
Hyundai Capital America 2.875% 6/26/2028	EUR5,770	6,593
Hyundai Capital America 4.50% 9/18/2030 (e)	USD400	390
McDonald’s Corp. 1.60% 3/15/2031 (g)	EUR5,400	5,712
Sands China, Ltd. 5.40% 8/8/2028	USD14,233	14,327
Sands China, Ltd. 2.85% 3/8/2029	3,000	2,837
Sands China, Ltd. 4.375% 6/18/2030	4,017	3,872
Sands China, Ltd. 3.25% 8/8/2031	3,930	3,556
		111,718
Materials 0.25%
Braskem Netherlands Finance BV 4.50% 1/31/2030 (h)	14,957	8,143
Braskem Netherlands Finance BV 8.50% 1/12/2031 (h)	24,403	14,047
Braskem Netherlands Finance BV 7.25% 2/13/2033	6,846	3,705
Celanese US Holdings, LLC 7.379% 7/15/2032	2,860	2,995
Ecolab, Inc. 5.35% 6/15/2036	5,000	4,991
LYB International Finance III, LLC 5.875% 1/15/2036	5,097	5,062
Nickel Industries, Ltd. 9.00% 9/30/2030 (e)	6,026	6,151
POSCO 4.875% 1/23/2027 (e)	2,110	2,112
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (f)(i)	19,542	19,703
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (e)(f)(i)	3,298	3,325
Sherwin-Williams Co. 4.50% 8/15/2030	5,000	4,922
Vale Overseas, Ltd. 3.75% 7/8/2030	3,478	3,313
Verallia SAS 3.875% 11/4/2032	EUR3,500	3,858
		82,327
Information technology 0.08%
Adobe, Inc. 2.15% 2/1/2027	USD3,585	3,549
Amphenol Corp. 3.375% 5/12/2029	EUR2,500	2,882
Amphenol Corp. 3.125% 6/16/2032	350	392
Amphenol Corp. 4.625% 2/15/2036	USD3,000	2,829
Broadcom, Inc. 4.00% 4/15/2029	3,915	3,837
Broadcom, Inc. 4.15% 11/15/2030	380	366
Broadcom, Inc. 3.469% 4/15/2034	6,531	5,646
Microchip Technology, Inc. 5.05% 2/15/2030	164	163
Microsoft Corp. 3.30% 2/6/2027	2,600	2,588
Oracle Corp. 3.25% 11/15/2027	4,246	4,150
Oracle Corp. 5.20% 9/26/2035	229	206
		26,608
Real estate 0.06%
Fibra SOMA Trust F / 6185 7.125% 5/28/2036 (e)	21,190	20,819
American Funds Global Balanced Fund — Page 17 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Municipals 0.01%	Principal amount (000)	Value (000)
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (e)	USD3,390	$2,790
Total corporate bonds and notes		2,085,434
Mortgage-backed obligations 4.19% Federal agency mortgage-backed obligations 2.63%
Fannie Mae Pool #MA3539 4.50% 12/1/2038 (j)	60	59
Fannie Mae Pool #MA3692 3.50% 7/1/2049 (j)	504	451
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (j)	123	117
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (j)	211	165
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (j)	976	762
Fannie Mae Pool #CB2361 2.00% 12/1/2051 (j)	5,049	3,940
Fannie Mae Pool #BV0894 2.00% 1/1/2052 (j)	344	269
Fannie Mae Pool #BV0066 3.50% 1/1/2052 (j)	1,992	1,783
Fannie Mae Pool #BU8256 2.00% 2/1/2052 (j)	1,079	843
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (j)	8,923	7,008
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (j)	1,189	928
Fannie Mae Pool #CB3394 2.00% 4/1/2052 (j)	674	527
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (j)	1,381	1,086
Fannie Mae Pool #FA4192 2.00% 6/1/2052 (j)	7,656	5,975
Fannie Mae Pool #MA4769 2.00% 9/1/2052 (j)	56	44
Fannie Mae Pool #FA3615 3.50% 9/1/2052 (j)	4,087	3,630
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (j)	3,831	2,990
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (j)	2,142	2,027
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (j)	15	15
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (j)	162	161
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (j)	11,117	10,828
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (j)	139	139
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (j)	3	3
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (j)	10	10
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (j)	37	36
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (j)	18,926	18,879
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (j)	2,156	2,188
Fannie Mae Pool #CB7331 5.50% 10/1/2053 (j)	28,740	28,623
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (j)	8,633	8,781
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (j)	10,456	10,638
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (j)	1,120	1,170
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (j)	58	58
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (j)	1,324	1,352
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (j)	1,214	1,231
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (j)	42	42
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (j)	629	637
Fannie Mae Pool #CB8536 5.50% 5/1/2054 (j)	1,378	1,378
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (j)	5,770	5,758
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (j)	4,050	4,152
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (j)	2,198	2,225
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (j)	1,325	1,350
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (j)	1,279	1,298
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (j)	1,089	1,107
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (j)	483	501
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (j)	10,124	10,093
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (j)	7,674	7,659
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (j)	3,476	3,468
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (j)	700	696
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (j)	6,363	6,441
American Funds Global Balanced Fund — Page 18 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (j)	USD2,728	$2,789
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (j)	1,549	1,579
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (j)	1,424	1,442
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (j)	1,134	1,159
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (j)	888	903
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (j)	768	798
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (j)	1,547	1,539
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (j)	6,520	6,601
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (j)	3,756	3,819
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (j)	1,883	1,910
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (j)	1,708	1,734
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (j)	1,601	1,631
Fannie Mae Pool #DB7692 6.00% 8/1/2054 (j)	1,241	1,264
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (j)	840	851
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (j)	469	479
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (j)	456	465
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (j)	375	384
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (j)	219	222
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (j)	1,024	1,017
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (j)	859	852
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (j)	584	580
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (j)	4	4
Fannie Mae Pool #MA5471 6.00% 9/1/2054 (j)	24,677	24,976
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (j)	3,560	3,626
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (j)	68	69
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (j)	604	599
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (j)	927	897
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (j)	803	777
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (j)	51	52
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (j)	16,019	15,875
Fannie Mae Pool #MA5614 5.50% 2/1/2055 (j)	818	812
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (j)	2,728	2,762
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (j)	748	757
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (j)	5,915	5,717
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (j)	3,010	2,909
Fannie Mae Pool #BV6044 3.50% 9/1/2055 (j)	987	877
Fannie Mae Pool #CC1173 6.50% 10/1/2055 (j)	1,000	1,032
Fannie Mae Pool #MA5947 6.50% 1/1/2056 (j)	647	667
Fannie Mae Pool #MA6076 3.50% 6/1/2056 (j)	9,842	8,740
Freddie Mac Pool #ZM1268 3.50% 6/1/2046 (j)	1,229	1,096
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (j)	197	189
Freddie Mac Pool #QB7061 2.00% 12/1/2050 (j)	365	286
Freddie Mac Pool #RA6499 2.00% 12/1/2051 (j)	442	346
Freddie Mac Pool #QD1946 3.50% 12/1/2051 (j)	215	194
Freddie Mac Pool #SD0838 2.00% 1/1/2052 (j)	3,730	2,911
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (j)	605	473
Freddie Mac Pool #QD8689 3.50% 3/1/2052 (j)	4,931	4,381
Freddie Mac Pool #QE1079 3.50% 4/1/2052 (j)	596	529
Freddie Mac Pool #SD1393 3.50% 6/1/2052 (j)	1,479	1,314
Freddie Mac Pool #RA7510 3.50% 6/1/2052 (j)	836	743
Freddie Mac Pool #SL3329 3.50% 9/1/2052 (j)	8,811	7,827
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (j)	1	1
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (j)	43	43
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (j)	93	90
American Funds Global Balanced Fund — Page 19 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (j)	USD117	$117
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (j)	1,010	1,037
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (j)	391	398
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (j)	3,958	4,021
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (j)	456	472
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (j)	1,682	1,673
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (j)	9,193	9,307
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (j)	1,664	1,655
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (j)	560	572
Freddie Mac Pool #RJ1413 5.50% 5/1/2054 (j)	11,135	11,136
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (j)	734	750
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (j)	15,309	15,256
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (j)	2,575	2,575
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (j)	4,485	4,598
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (j)	2,379	2,372
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (j)	1,771	1,767
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (j)	5,826	5,954
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (j)	4,153	4,204
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (j)	3,662	3,721
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (j)	2,869	2,948
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (j)	2,158	2,199
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (j)	1,359	1,379
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (j)	949	964
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (j)	450	464
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (j)	1,107	1,103
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (j)	665	661
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (j)	314	313
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (j)	201	200
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (j)	3,326	3,367
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (j)	2,915	2,956
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (j)	2,280	2,323
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (j)	1,979	2,004
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (j)	915	947
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (j)	2,415	2,397
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (j)	1,833	1,833
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (j)	1,816	1,800
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (j)	1,649	1,642
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (j)	943	937
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (j)	7	7
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (j)	5,511	5,614
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (j)	4,056	4,159
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (j)	4,020	4,109
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (j)	2,787	2,839
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (j)	2,368	2,404
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (j)	125	130
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (j)	42	43
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (j)	168	167
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (j)	2,529	2,444
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (j)	3,271	3,243
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (j)	2,896	2,801
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (j)	1,563	1,518
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (j)	698	675
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (j)	231	224
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (j)	1	1
American Funds Global Balanced Fund — Page 20 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (j)	USD257	$254
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (j)	67	66
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (j)	1,357	1,345
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (j)	1,019	1,032
Freddie Mac Pool #SL0799 5.00% 3/1/2055 (j)	1,862	1,801
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (j)	2,626	2,539
Freddie Mac Pool #QY4944 6.50% 4/1/2055 (j)	520	537
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (j)	5,465	5,282
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (j)	3,211	3,103
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (j)	641	652
Freddie Mac Pool #SL1959 6.50% 7/1/2055 (j)	819	846
Freddie Mac Pool #SL3294 6.50% 7/1/2055 (j)	169	174
Freddie Mac Pool #RQ0058 6.50% 10/1/2055 (j)	2,340	2,414
Freddie Mac Pool #RQ0074 4.50% 12/1/2055 (j)	51,757	48,664
Freddie Mac Pool #TA1888 6.50% 12/1/2055 (j)	79	82
Freddie Mac Pool #RQ0121 6.50% 5/1/2056 (j)	190	196
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053 (j)	39,191	38,190
Uniform Mortgage-Backed Security 2.00% 8/1/2056 (j)(k)	167	130
Uniform Mortgage-Backed Security 3.50% 8/1/2056 (j)(k)	1,987	1,763
Uniform Mortgage-Backed Security 4.00% 8/1/2056 (j)(k)	5	4
Uniform Mortgage-Backed Security 4.50% 8/1/2056 (j)(k)	119,996	112,696
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (j)(k)	32,907	31,762
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (j)(k)	6,402	6,474
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (j)(k)	991	1,038
Uniform Mortgage-Backed Security 2.00% 9/1/2056 (j)(k)	50,953	39,682
Uniform Mortgage-Backed Security 4.50% 9/1/2056 (j)(k)	2,892	2,712
Uniform Mortgage-Backed Security 5.00% 9/1/2056 (j)(k)	117,848	113,600
Uniform Mortgage-Backed Security 5.50% 9/1/2056 (j)(k)	40,866	40,384
Uniform Mortgage-Backed Security 6.00% 9/1/2056 (j)(k)	6,626	6,688
		883,620
Collateralized mortgage-backed obligations (privately originated) 0.82%
Angel Oak Mortgage Trust, Series 2022-6, Class A1, 4.30% 7/25/2067 (5.30% on 9/1/2026) (e)(f)(j)	6,332	6,312
Aspire Mortgage Trust, Series 2026-2, Class A1A, 5.325% 4/26/2066 (6.325% on 4/1/2030) (e)(f)(j)	7,928	7,882
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (e)(f)(j)	5,142	5,138
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (e)(j)(l)	3,587	3,576
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (e)(f)(j)	2,033	2,011
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 5.916% 5/25/2043 (e)(j)(l)	5,961	6,043
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.516% 6/25/2043 (e)(j)(l)	2,450	2,462
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.316% 7/25/2043 (e)(j)(l)	1,345	1,348
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.416% 1/25/2044 (e)(j)(l)	3,943	3,976
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.266% 5/25/2044 (e)(j)(l)	7,471	7,498
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.566% 1/25/2045 (e)(j)(l)	3,076	3,079
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.616% 2/25/2045 (e)(j)(l)	977	978
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.766% 2/25/2045 (e)(j)(l)	725	725
American Funds Global Balanced Fund — Page 21 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 2025-R04, Class 1M1, (30-day Average USD-SOFR + 1.20%) 4.816% 5/25/2045 (e)(j)(l)	USD938	$938
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.566% 2/25/2046 (e)(j)(l)	25,144	25,172
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.666% 2/25/2046 (e)(j)(l)	15,215	15,215
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class B1, (30-day Average USD-SOFR + 3.65%) 7.266% 11/25/2041 (e)(j)(l)	10,636	10,722
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.566% 1/25/2045 (e)(j)(l)	1,166	1,168
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.716% 5/25/2045 (e)(j)(l)	1,103	1,106
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.466% 2/25/2046 (e)(j)(l)	13,641	13,640
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M1, (30-day Average USD-SOFR + 1.00%) 4.616% 2/25/2046 (e)(j)(l)	8,519	8,513
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (e)(f)(j)	9,373	9,406
JP Morgan Mortgage Trust, Series 2026-NQX2, Class A1A, 5.628% 10/25/2066 (6.628% on 6/1/2030) (e)(f)(j)	11,381	11,397
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (e)(f)(j)	2,764	2,768
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (e)(f)(j)	4,900	4,867
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-CLTR1, Class A1, 5.648% 7/25/2068 (e)(j)(l)	8,817	8,818
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (e)(j)(l)	3,629	3,329
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (e)(j)(l)	15,347	15,148
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (e)(f)(j)	3,791	3,800
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (e)(f)(j)	6,979	7,008
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (e)(f)(j)	9,251	9,276
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (e)(f)(j)	5,171	5,173
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (e)(j)	2,334	2,187
Progress Residential Trust, Series 2026-SFR2, Class A, 4.24% 5/17/2043 (e)(j)	6,668	6,374
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (e)(f)(j)	902	873
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.127% 2/17/2042 (e)(j)(l)	624	624
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (e)(j)	1,635	1,615
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (e)(j)	425	419
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (e)(j)	4,549	4,427
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (e)(f)(j)	2,982	2,937
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (e)(f)(j)	10,271	10,318
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (e)(f)(j)	4,610	4,641
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (e)(j)(l)	1,863	1,866
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (e)(f)(j)	6,436	6,420
Verus Securitization Trust, Series 2026-2, Class A1, 4.59% 2/25/2071 (e)(j)(l)	23,155	22,750
		273,943
Commercial mortgage-backed securities 0.60%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.419% 6/15/2040 (e)(j)(l)	7,860	7,901
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (e)(j)	8,151	7,700
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class AS, 6.072% 4/15/2058 (j)(l)	4,532	4,626
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (j)(l)	3,360	3,411
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (e)(j)	4,650	4,581
BX Trust, Series 2025-ARIA, Class A, 5.199% 12/13/2042 (e)(j)(l)	19,544	19,431
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.376% 12/15/2044 (e)(j)(l)	27,300	27,278
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.676% 12/15/2044 (e)(j)(l)	11,973	11,974
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (e)(j)(l)	5,765	5,875
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (e)(j)(l)	8,811	8,921
American Funds Global Balanced Fund — Page 22 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.145% 8/10/2042 (e)(j)(l)	USD7,332	$7,317
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1, 4.771% 2/25/2071 (e)(j)(l)	18,183	17,957
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.976% 10/15/2042 (e)(j)(l)	3,353	3,364
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.126% 12/15/2039 (e)(j)(l)	1,506	1,509
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.069% 3/15/2042 (e)(j)(l)	5,501	5,514
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (e)(j)(l)	2,855	2,864
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (e)(j)(l)	4,481	4,499
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (e)(j)(l)	4,398	4,446
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.026% 3/15/2042 (e)(j)(l)	18,906	18,927
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.366% 7/25/2054 (e)(j)(l)	3,163	3,197
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.016% 5/25/2055 (e)(j)(l)	1,986	2,015
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 6.716% 5/25/2055 (e)(j)(l)	1,779	1,811
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (e)(j)(l)	8,497	8,412
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.119% 2/15/2042 (e)(j)(l)	18,578	18,464
		201,994
Other mortgage-backed securities 0.14%
Nykredit Realkredit AS, Series 01E, 2.00% 10/1/2037 (j)	DKK11,262	1,658
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040 (j)	116,701	16,217
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (j)	143,642	18,065
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050 (j)	43,002	5,112
Nykredit Realkredit AS, Series 01E, 1.00% 10/1/2053 (j)	44,455	5,236
Realkredit Danmark AS 1.00% 10/1/2053 (j)	12,072	1,415
		47,703
Total mortgage-backed obligations		1,407,260
Asset-backed obligations 0.60% Other asset-backed securities 0.39%
Aligned Data Centers Issuer, LLC, Series 2026-1A, Class A2I, 5.909% 6/15/2056 (e)(j)	USD14,755	14,702
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (e)(j)	1,826	1,812
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (e)(j)	20,724	20,289
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (e)(j)	4,680	4,633
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (e)(j)	1,458	1,461
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (e)(j)	1,975	1,981
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (e)(j)	2,795	2,324
Cherry Securitization Trust, Series 2026-1A, Class A, 5.43% 1/17/2034 (e)(j)	4,020	4,016
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (e)(j)	3,294	3,034
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (e)(j)	233	234
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (e)(j)	1,622	1,624
NMEF Funding, LLC, Series 2026-A, Class A2, 4.09% 2/15/2034 (e)(j)	2,228	2,220
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (e)(j)	13,966	14,037
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (e)(j)	3,554	3,591
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (e)(j)	12,048	11,991
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (e)(j)	1,697	1,701
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (e)(j)	7,863	7,726
American Funds Global Balanced Fund — Page 23 of 34

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
PK ALIFT Loan Funding 9, LP, Series 2026-2, Class A, 5.217% 2/15/2044 (e)(j)	USD7,435	$7,446
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (e)(j)	7,677	7,732
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (e)(j)	1,901	1,907
U.S. Bank NA, Series 2026-SUP1, Class B1, 5.50% 6/27/2033 (e)(j)	16,286	16,284
U.S. Bank NA, Series 2026-RVM1, Class C, 5.595% 12/25/2046 (e)(j)	2,458	2,426
		133,171
Auto loan 0.12%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (e)(j)	4,034	4,040
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (e)(j)	7,122	7,265
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (e)(j)	6,128	6,120
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (e)(j)	10,124	10,013
Truist Bank Auto Credit-Linked Notes, Series 2026-1, Class B, 5.067% 6/26/2034 (e)(j)	11,266	11,235
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (e)(j)	1,622	1,621
		40,294
Credit card 0.05%
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (e)(j)	359	361
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (e)(j)	5,458	5,430
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (e)(j)	5,374	5,361
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (e)(j)	6,029	6,017
		17,169
Collateralized loan obligations 0.03%
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.773% 4/15/2035 (e)(j)(l)	7,409	7,417
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.753% 7/15/2032 (e)(j)(l)	1,728	1,727
		9,144
Student loan 0.01%
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.175% 11/15/2052 (e)(j)(l)	2,988	3,014
Total asset-backed obligations		202,792
Municipals 0.02% Ohio 0.01%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	4,090	2,865
Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	5,670	3,701
Total municipals		6,566
Federal agency bonds & notes 0.02%
Bank Gospodarstwa Krajowego 5.75% 7/9/2034 (e)	200	204
Export-Import Bank of Thailand 5.354% 5/16/2029	4,920	4,996
Korea Electric Power Corp. 4.75% 2/13/2028 (e)	605	606
		5,806
Total bonds, notes & other debt instruments (cost: $10,952,372,000)		10,460,798
American Funds Global Balanced Fund — Page 24 of 34

unaudited
Investment funds 1.15%	Shares	Value (000)
Capital Group Central Corporate Bond Fund (m)	47,155,059	$386,672
Total investment funds (cost: $376,600,000)		386,672
Short-term securities 6.70% Money market investments 6.70%
Capital Group Central Cash Fund 3.70% (m)(n)	22,475,215	2,247,746
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.70% (m)(n)(o)	666	67
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.56% (n)(o)	37,013	37
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.56% (n)(o)	32,900	33
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (n)(o)	20,563	21
Fidelity Investments Money Market Government Portfolio, Class I 3.55% (n)(o)	14,394	14
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.57% (n)(o)	14,394	14
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.59% (n)(o)	10,281	10
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.64% (n)(o)	7,430	8
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.57% (n)(o)	2,056	2
		206
Total short-term securities (cost: $2,247,506,000)		2,247,952
Total investment securities 100.90% (cost: $26,936,378,000)		33,839,590
Other assets less liabilities (0.90)%		(302,485)
Net assets 100.00%		$33,537,105
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 7/31/2026 (000)
3 Month CORRA Futures	Short	5	9/16/2026	USD(871)	$1
3 Month Euro EURIBOR Futures	Short	8	12/14/2026	(2,242)	(1)
2 Year Italy Government Bond Futures	Long	5,104	9/10/2026	625,912	(3,552)
2 Year Euro-Schatz Futures	Short	47	9/10/2026	(5,715)	19
2 Year Canadian Government Bond Futures	Long	918	9/29/2026	68,782	(34)
2 Year U.S. Treasury Note Futures	Long	9,837	10/5/2026	2,022,580	(6,480)
3 Year Australian Treasury Bond Futures	Short	6,990	9/16/2026	(512,481)	(302)
5 Year Euro-Bobl Futures	Long	3,146	9/10/2026	412,990	(2,839)
5 Year Canadian Government Bond Futures	Long	650	9/29/2026	51,894	(284)
5 Year U.S. Treasury Note Futures	Long	10,317	10/5/2026	1,093,360	(8,565)
10 Year Italy Government Bond Futures	Long	827	9/10/2026	110,834	(2,434)
10 Year Euro-Bund Futures	Long	93	9/10/2026	13,337	(20)
10 Year French Government Bond Futures	Short	16	9/10/2026	(2,161)	44
10 Year Australian Treasury Bond Futures	Long	3,973	9/15/2026	302,265	(463)
10 Year Japanese Government Bond Futures	Short	32	9/24/2026	(25,557)	72
10 Year Canadian Government Bond Futures	Long	252	9/29/2026	21,352	(176)
10 Year U.S. Treasury Note Futures	Long	3,030	9/30/2026	327,240	(3,906)
10 Year UK Gilt Futures	Long	339	9/30/2026	39,516	(724)
10 Year Ultra U.S. Treasury Note Futures	Short	2,813	9/30/2026	(308,595)	5,089
20 Year U.S. Treasury Bond Futures	Long	1,335	9/30/2026	144,597	(3,824)
American Funds Global Balanced Fund — Page 25 of 34

unaudited
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 7/31/2026 (000)
30 Year Euro-Buxl Futures	Long	158	9/10/2026	USD19,280	$(668)
30 Year Ultra U.S. Treasury Bond Futures	Long	1,993	9/30/2026	218,607	(7,860)
					$(36,907)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	30,068	THB	995,776	UBS AG	8/3/2026	$254
USD	21,027	THB	697,044	Citibank	8/3/2026	157
THB	1,692,820	USD	50,577	JPMorgan Chase	8/3/2026	107
NOK	110,300	USD	11,561	HSBC Bank	8/3/2026	77
USD	11,205	NOK	110,300	RBC Capital Markets	8/3/2026	(433)
EUR	560	USD	636	Morgan Stanley	8/5/2026	10
USD	2,034	THB	67,700	HSBC Bank	8/5/2026	6
USD	437	NOK	4,300	Goldman Sachs	8/5/2026	(17)
USD	26,492	EUR	23,170	Goldman Sachs	8/5/2026	(232)
EUR	705	USD	808	Bank of New York Mellon	8/7/2026	5
PEN	1,380	USD	407	Bank of America	8/7/2026	(1)
USD	403	PEN	1,380	Citibank	8/7/2026	(2)
USD	9,090	EUR	7,930	Bank of New York Mellon	8/7/2026	(57)
COP	93,083,210	USD	27,587	Morgan Stanley	8/10/2026	1,850
COP	89,420,470	USD	26,773	Citibank	8/10/2026	1,506
JPY	21,909,545	EUR	118,260	Citibank	8/10/2026	1,394
USD	93,262	HUF	29,331,490	Goldman Sachs	8/10/2026	604
CAD	49,897	USD	35,201	Barclays Bank PLC	8/10/2026	409
USD	72,612	INR	6,896,448	Morgan Stanley	8/10/2026	406
AUD	35,091	USD	24,317	Citibank	8/10/2026	369
NOK	115,303	EUR	10,310	HSBC Bank	8/10/2026	271
EUR	38,087	USD	43,817	RBC Capital Markets	8/10/2026	121
USD	44,248	CHF	35,680	Barclays Bank PLC	8/10/2026	66
USD	4,519	HUF	1,421,211	Goldman Sachs	8/10/2026	29
USD	5,733	ILS	17,430	Goldman Sachs	8/10/2026	29
BRL	5,060	USD	970	Morgan Stanley	8/10/2026	25
AUD	1,560	USD	1,081	Citibank	8/10/2026	16
USD	13,316	IDR	240,257,000	HSBC Bank	8/10/2026	11
JPY	67,000	USD	411	Standard Chartered Bank	8/10/2026	11
USD	12,011	IDR	216,721,306	HSBC Bank	8/10/2026	9
GBP	6,996	USD	9,425	Goldman Sachs	8/10/2026	4
CAD	16,670	EUR	10,310	Goldman Sachs	8/10/2026	3
EUR	12,024	DKK	89,850	Goldman Sachs	8/10/2026	2
GBP	1,720	USD	2,316	Standard Chartered Bank	8/10/2026	2
USD	1,297	IDR	23,396,030	HSBC Bank	8/10/2026	1
IDR	7,127,540	USD	394	Goldman Sachs	8/10/2026	1
PEN	3,110	USD	914	JPMorgan Chase	8/10/2026	1
PLN	166	USD	44	Bank of America	8/10/2026	— (p)
TRY	4,005	USD	83	JPMorgan Chase	8/10/2026	— (p)
American Funds Global Balanced Fund — Page 26 of 34

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2026 (000)
Currency purchased (000)		Currency sold (000)
DKK	37,620	EUR	5,034	Goldman Sachs	8/10/2026	$(1)
EUR	370	PLN	1,600	RBC Capital Markets	8/10/2026	(1)
EUR	26,038	CAD	42,100	Goldman Sachs	8/10/2026	(7)
USD	413	JPY	67,000	Citibank	8/10/2026	(8)
USD	3,677	PLN	13,880	Bank of America	8/10/2026	(38)
USD	3,886	RON	17,875	Goldman Sachs	8/10/2026	(39)
USD	4,868	DKK	31,849	Barclays Bank PLC	8/10/2026	(48)
USD	3,466	NOK	33,945	HSBC Bank	8/10/2026	(116)
USD	20,170	CNH	137,050	JPMorgan Chase	8/10/2026	(141)
CLP	62,490,065	USD	67,506	Citibank	8/10/2026	(291)
USD	5,317	KRW	8,144,500	HSBC Bank	8/10/2026	(325)
USD	106,391	PEN	362,814	Citibank	8/10/2026	(326)
USD	5,057	COP	17,062,640	Morgan Stanley	8/10/2026	(339)
USD	27,558	SEK	267,309	HSBC Bank	8/10/2026	(529)
USD	56,557	AUD	81,783	JPMorgan Chase	8/10/2026	(978)
USD	120,985	GBP	90,540	Bank of America	8/10/2026	(1,039)
USD	104,285	EUR	91,315	Citibank	8/10/2026	(1,058)
USD	102,028	MXN	1,799,087	Citibank	8/10/2026	(1,758)
USD	92,233	BRL	480,903	Morgan Stanley	8/10/2026	(2,388)
USD	66,878	KRW	102,433,777	HSBC Bank	8/10/2026	(4,088)
USD	71,768	KRW	109,923,560	HSBC Bank	8/10/2026	(4,387)
USD	4,406	ZAR	72,450	Bank of America	8/11/2026	24
GBP	1,538	EUR	1,800	Goldman Sachs	8/11/2026	(4)
GBP	1,405	USD	1,914	Goldman Sachs	8/11/2026	(20)
USD	7,830	SGD	10,110	Goldman Sachs	8/11/2026	(60)
ZAR	754,092	USD	45,859	Bank of America	8/11/2026	(253)
GBP	33,870	USD	46,132	Goldman Sachs	8/11/2026	(484)
BRL	622,760	USD	120,050	Citibank	8/12/2026	2,416
USD	46,976	JPY	7,290,790	Barclays Bank PLC	8/12/2026	1,107
USD	1,950	JPY	302,575	Barclays Bank PLC	8/12/2026	46
USD	50,333	BRL	261,104	Citibank	8/12/2026	(1,013)
USD	464,496	EUR	405,550	Goldman Sachs	8/12/2026	(3,390)
USD	6,677	GBP	4,985	JPMorgan Chase	8/13/2026	(41)
USD	93,704	CAD	132,552	Morgan Stanley	8/13/2026	(905)
USD	147,670	JPY	23,913,460	Goldman Sachs	8/13/2026	(2,791)
GBP	56,577	USD	75,840	Citibank	8/14/2026	411
EUR	79,547	GBP	67,850	RBC Capital Markets	8/14/2026	339
CZK	911,310	EUR	37,552	JPMorgan Chase	8/14/2026	67
EUR	4,080	GBP	3,480	RBC Capital Markets	8/14/2026	17
USD	9,733	GBP	7,261	Citibank	8/14/2026	(53)
USD	97,062	CNH	656,700	Morgan Stanley	8/14/2026	(288)
USD	26,507	AUD	38,245	Goldman Sachs	8/14/2026	(396)
USD	57,049	EUR	49,866	Citibank	8/14/2026	(487)
USD	74,079	CZK	1,571,307	Barclays Bank PLC	8/14/2026	(743)
USD	154,798	GBP	115,480	Citibank	8/14/2026	(838)
USD	298,618	JPY	48,213,284	BNP Paribas	8/14/2026	(4,760)
AUD	101,610	USD	71,070	HSBC Bank	8/17/2026	403
GBP	19,825	USD	26,515	HSBC Bank	8/17/2026	204
NZD	2,358	USD	1,365	Bank of America	8/17/2026	24
GBP	705	USD	944	HSBC Bank	8/17/2026	6
GBP	28,205	EUR	33,040	Standard Chartered Bank	8/17/2026	(114)
American Funds Global Balanced Fund — Page 27 of 34

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	24,941	EUR	21,896	BNP Paribas	8/17/2026	$(327)
USD	137,073	GBP	102,331	HSBC Bank	8/17/2026	(842)
USD	89,073	JPY	14,402,014	RBC Capital Markets	8/17/2026	(1,572)
USD	526,630	EUR	460,381	Morgan Stanley	8/17/2026	(4,626)
USD	242,615	EUR	212,025	JPMorgan Chase	8/18/2026	(2,061)
USD	149	MYR	610	BNP Paribas	8/24/2026	— (p)
USD	102,964	EUR	90,402	Morgan Stanley	8/24/2026	(1,385)
USD	47,114	JPY	7,661,640	Citibank	8/26/2026	(1,141)
USD	11,557	NOK	110,300	HSBC Bank	8/27/2026	(77)
MXN	479,840	USD	27,546	Morgan Stanley	8/28/2026	92
USD	407	PEN	1,380	Bank of America	9/3/2026	1
USD	50,619	THB	1,692,820	JPMorgan Chase	9/3/2026	(125)
USD	2,751	EUR	2,415	HSBC Bank	9/28/2026	(40)
USD	68,064	EUR	59,748	HSBC Bank	9/28/2026	(1,000)
						$(35,570)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 7/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 7/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
3.5175%	Annual	SOFR	Annual	8/15/2027	USD3,123	$(18)	$—	$(18)
SOFR	Annual	3.4925%	Annual	8/19/2027	558,195	3,446	—	3,446
SOFR	Annual	3.3395%	Annual	9/23/2027	570,080	4,918	—	4,918
3.73%	Annual	SONIA	Annual	3/10/2028	GBP135,170	(1,518)	—	(1,518)
3.85%	Annual	SONIA	Annual	3/11/2028	135,150	(1,196)	—	(1,196)
4.04718%	Annual	SONIA	Annual	4/9/2028	183,390	(940)	—	(940)
3.968%	Annual	SONIA	Annual	2/16/2029	1,395	(16)	—	(16)
SOFR	Annual	3.29015%	Annual	1/13/2030	USD115,980	3,207	—	3,207
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR19,780	600	—	600
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	19,780	599	—	599
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	19,780	598	—	598
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	18,390	605	—	605
2.5293%	Annual	6-month EURIBOR	Semi-annual	10/10/2030	221,370	(5,217)	—	(5,217)
2.518%	Annual	6-month EURIBOR	Semi-annual	10/10/2030	456,120	(10,982)	—	(10,982)
SOFR	Annual	3.507%	Annual	1/14/2031	USD252,020	6,707	—	6,707
3-month SEK-STIBOR	Quarterly	2.397%	Annual	2/10/2031	SEK400,000	813	—	813
3-month SEK-STIBOR	Quarterly	2.417%	Annual	2/10/2031	399,800	778	—	778
2.4968%	Annual	6-month EURIBOR	Semi-annual	2/10/2031	EUR37,600	(1,042)	—	(1,042)
2.4908%	Annual	6-month EURIBOR	Semi-annual	2/10/2031	37,700	(1,055)	—	(1,055)
3-month SEK-STIBOR	Quarterly	2.408%	Annual	2/11/2031	SEK400,000	794	—	794
3-month SEK-STIBOR	Quarterly	2.432%	Annual	2/11/2031	400,000	752	—	752
2.5083%	Annual	6-month EURIBOR	Semi-annual	2/11/2031	EUR37,300	(1,012)	—	(1,012)
2.4908%	Annual	6-month EURIBOR	Semi-annual	2/11/2031	37,500	(1,050)	—	(1,050)
3-month SEK-STIBOR	Quarterly	2.337%	Annual	2/17/2031	SEK405,800	939	—	939
3-month SEK-STIBOR	Quarterly	2.335%	Annual	2/17/2031	199,900	464	—	464
American Funds Global Balanced Fund — Page 28 of 34

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 7/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 7/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
2.4333%	Annual	6-month EURIBOR	Semi-annual	2/17/2031	EUR18,700	$(575)	$—	$(575)
2.4363%	Annual	6-month EURIBOR	Semi-annual	2/17/2031	38,090	(1,167)	—	(1,167)
4.0591%	Annual	SONIA	Annual	4/9/2031	GBP155,780	(2,780)	—	(2,780)
6-month EURIBOR	Semi-annual	2.66127%	Annual	4/16/2031	EUR321,830	6,408	—	6,408
6-month EURIBOR	Semi-annual	2.66317%	Annual	4/16/2031	160,910	3,189	—	3,189
6-month EURIBOR	Semi-annual	2.71986%	Annual	4/16/2031	160,870	2,730	—	2,730
4.131%	Annual	SONIA	Annual	4/22/2031	GBP94,210	(1,316)	—	(1,316)
4.3313%	Annual	SONIA	Annual	4/30/2031	39,637	(108)	—	(108)
SONIA	Annual	4.4045%	Annual	5/12/2031	75,930	(105)	—	(105)
SONIA	Annual	4.4215%	Annual	5/12/2031	75,800	(178)	—	(178)
SONIA	Annual	4.36738%	Annual	6/21/2033	1,982	16	—	16
SONIA	Annual	4.34948%	Annual	6/21/2033	748	7	—	7
SOFR	Annual	3.9365%	Annual	6/24/2033	USD23,053	400	—	400
SOFR	Annual	3.928%	Annual	6/24/2033	16,846	301	—	301
SOFR	Annual	4.031%	Annual	6/24/2033	24,826	292	—	292
SOFR	Annual	4.0015%	Annual	6/24/2033	15,073	204	—	204
SOFR	Annual	3.995%	Annual	6/24/2033	8,867	123	—	123
2.8878%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR21,840	(668)	—	(668)
2.8803%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	21,860	(684)	—	(684)
2.8698%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	21,870	(706)	—	(706)
SOFR	Annual	3.825%	Annual	1/14/2036	USD139,130	5,244	—	5,244
2.8663%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	EUR24,873	(814)	—	(814)
2.8563%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	24,600	(828)	—	(828)
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP310	70	—	70
6-month EURIBOR	Semi-annual	2.8972%	Annual	9/11/2055	EUR12,220	1,145	—	1,145
SOFR	Annual	3.9305%	Annual	9/23/2055	USD62,820	6,038	—	6,038
SONIA	Annual	4.71171%	Annual	4/9/2056	GBP43,800	3,084	—	3,084
SOFR	Annual	4.1445%	Annual	4/14/2056	USD18,063	1,108	—	1,108
SOFR	Annual	4.15%	Annual	4/14/2056	18,048	1,091	—	1,091
5.0538%	Annual	SONIA	Annual	5/12/2056	GBP21,330	13	—	13
5.0393%	Annual	SONIA	Annual	5/12/2056	21,100	(51)	—	(51)
SOFR	Annual	4.29%	Annual	5/15/2056	USD30,063	1,127	—	1,127
						$23,784	$—	$23,784
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 7/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 7/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL51,955	$(88)	$—	$(88)
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	74,760	(127)	—	(127)
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	107,430	(129)	—	(129)
12.1725%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	30,439	(517)	—	(517)
13.995%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	390,495	(839)	—	(839)
12.005%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	49,230	(911)	—	(911)
American Funds Global Balanced Fund — Page 29 of 34

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps (continued)
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 7/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 7/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL148,920	$(3,442)	$—	$(3,442)
13.72%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2030	341,160	(1,142)	—	(1,142)
							$(7,195)	$—	$(7,195)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 7/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 7/31/2026 (000)
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	EUR45,910	$(1,108)	$(1,123)	$15
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (q) (000)	Value at 7/31/2026 (r) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 7/31/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD 112,949	$2,338	$2,468	$(130)
Investments in affiliates (m)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend or interest income (000)
Investment funds 1.16%
Capital Group Central Corporate Bond Fund	$363,523	$143,328	$103,082	$(1,356)	$(15,741)	$386,672	$14,289
Short-term securities 6.70%
Money market investments 6.70%
Capital Group Central Cash Fund 3.70% (n)	2,585,117	5,385,563	5,722,851	73	(156)	2,247,746	64,970
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.70% (n)(o)	33,864		33,797 (s)			67	— (t)
Total short-term securities						2,247,813
Total 7.86%				$(1,283)	$(15,897)	$2,634,485	$79,259
American Funds Global Balanced Fund — Page 30 of 34

unaudited
Restricted securities (g)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
General Motors Financial Co., Inc. 3.70% 7/14/2031	1/28/2026-4/21/2026	$23,503	$22,365	0.07%
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (f)	12/4/2024	6,740	7,203	0.02
McDonald’s Corp. 1.60% 3/15/2031	9/30/2024-1/14/2026	5,655	5,712	0.02
Total		$35,898	$35,280	0.11%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan.
(c)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $133,703,000, which represented 0.40% of the net assets of the fund.
(d)	Index-linked bond whose principal amount moves with a government price index.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $975,914,000, which represented 2.91% of the net assets of the fund.

(f)	Step bond; coupon rate may change at a later date.
(g)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(h)	Scheduled interest and/or principal payment was not received.
(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(k)	Represents securities transacted on a TBA basis.
(l)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(m)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(n)	Rate represents the seven-day yield at 7/31/2026.
(o)	Security purchased with cash collateral from securities on loan.
(p)	Amount less than one thousand.
(q)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(r)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(s)	Represents net activity.
(t)	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
American Funds Global Balanced Fund — Page 31 of 34

unaudited

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. As of July 31, 2026, the fund did not have any options on futures. The average month-end notional amount of options on futures while held was $978,845,000. The average month-end notional amount of futures contracts while held was $5,661,601,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $5,346,009,000. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilities, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $3,697,246,000 and $262,155,000, respectively. The average month-end notional amount of options on foreign currencies while held was $256,043,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American Funds Global Balanced Fund — Page 32 of 34

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of July 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$3,703,028	$1,088,373	$—	$4,791,401
Industrials	2,951,558	—	—	2,951,558
Financials	2,818,067	—	—	2,818,067
Health care	2,067,567	—	—	2,067,567
Materials	1,639,459	—	—	1,639,459
Utilities	1,589,147	—	—	1,589,147
Communication services	1,285,323	—	—	1,285,323
Consumer discretionary	1,228,864	—	—	1,228,864
Consumer staples	1,099,764	—	—	1,099,764
Energy	977,468	—	—	977,468
Preferred securities	97,445	—	—	97,445
Convertible stocks	198,105	—	—	198,105
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	3,480,724	—	3,480,724
Bonds & notes of governments & government agencies outside the U.S.	—	3,272,216	—	3,272,216
Corporate bonds and notes	—	2,085,434	—	2,085,434
Mortgage-backed obligations	—	1,407,260	—	1,407,260
Other bonds & notes	—	215,164	—	215,164
Investment funds	386,672	—	—	386,672
Short-term securities	2,247,952	—	—	2,247,952
Total	$22,290,419	$11,549,171	$—	$33,839,590

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$5,225	$—	$—	$5,225
Unrealized appreciation on open forward currency contracts	—	12,913	—	12,913
Unrealized appreciation on centrally cleared interest rate swaps	—	57,810	—	57,810
Unrealized appreciation on centrally cleared credit default swaps	—	15	—	15
Liabilities:
Unrealized depreciation on futures contracts	(42,132)	—	—	(42,132)
Unrealized depreciation on open forward currency contracts	—	(48,483)	—	(48,483)
Unrealized depreciation on centrally cleared interest rate swaps	—	(34,026)	—	(34,026)
Unrealized depreciation on bilateral interest rate swaps	—	(7,195)	—	(7,195)
Unrealized depreciation on centrally cleared credit default swaps	—	(130)	—	(130)
Total	$(36,907)	$(19,096)	$—	$(56,003)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Global Balanced Fund — Page 33 of 34

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CORRA = Canadian Overnight Repo Rate Average
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees

JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK = Norwegian kroner
NZD = New Zealand dollars
OIS = Overnight Index Swap
PEN = Peruvian nuevos soles
PIK = Payment In Kind
PLN = Polish zloty
Ref. = Refunding
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
SONIO/N = Sonio O/N Deposit Rates Swap
STIBOR = Stockholm Interbank Offered Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP3-037-0926
American Funds Global Balanced Fund — Page 34 of 34